Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in component of other comprehensive income related to retirement plan and post-retirement benefit plan
The following table details the change in the components of other comprehensive income related to the retirement plan and the post-retirement benefit plan, net of tax, at December 31, 2012 and 2011, respectively:

(dollars in thousands)
	December 31, 2012
		Post-
	Retirement	Retirement
	Plan	Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$1,834	(590)	1,244
Amortization of net actuarial gain (loss)	(335)	29	(306)
Amortization of prior service credit	-	262	262
Total	$1,499	(299)	1,200

	December 31, 2011
		Post-
	Retirement	Retirement
	Plan	Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$3,689	1,064	4,753
Amortization of net actuarial gain (loss)	(156)	71	(85)
Amortization of prior service credit	-	262	262
Total	$3,533	1,397	4,930

Asset allocation of pension and postretirement benefit plans
The asset allocations of the Company's pension and postretirement benefit plans at December 31, were as follows:

	Pension Benefit		Postretirement Benefit
	Plan Assets		Plan Assets
	2012	2011	2012	2011
Debt Securities	29%	33	28	30
Equity Securities	65	64	64	63
Other	6	3	8	7
Total	100%	100	100	100

Fair value of plan assets by type of financial instrument and level hierarchy
The Company used the following methods and significant assumptions to estimate the fair value of each type of financial instrument:

Equity mutual funds, Fixed Income mutual funds and Debt Securities: The fair values for investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2).

The fair value of the plan assets at December 31, 2012 and 2011, by asset category, is as follows:

Retirement Plan		Fair Value Measurements at
		December 31, 2012 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)
Plan Assets

Cash and cash equivalents	$2,114	2,114	-	-
Equity mutual funds	22,599	22,599	-	-
U.S. government sponsored enterprises	4,574	-	4,574	-
Corporate bonds	4,626	-	4,626	-
Fixed income mutual funds	671	671	-	-

Total Plan Assets	$34,584	25,384	9,200	-

Postretirement Benefits		Fair Value Measurements at
		December 31, 2012 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)
Plan Assets

Cash and cash equivalents	$1,148	1,148	-	-
Equity mutual funds	9,718	9,718	-	-
State and political subdivisions	4,160	-	4,160	-

Total Plan Assets	$15,026	10,866	4,160	-

Retirement Plan		Fair Value Measurements at
		December 31, 2011 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)
Plan Assets

Cash and cash equivalents	$870	870	-	-
Equity mutual funds	19,232	19,232	-	-
U.S. government sponsored enterprises	6,422	-	6,422	-
Corporate bonds	3,310	-	3,310	-
Fixed income mutual funds	444	444	-	-

Total Plan Assets	$30,278	20,546	9,732	-

Postretirement Benefits		Fair Value Measurements at
		December 31, 2011 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)
Plan Assets

Cash and cash equivalents	$1,001	1,001	-	-
Equity mutual funds	8,551	8,551	-	-
State and political subdivisions	4,110	-	4,110	-

Total Plan Assets	$13,662	9,552	4,110	-

Summary of the status of stock option plans
Under each of these plans, the exercise price of each option equals the fair value of the Company's stock on the date of grant, and an option's maximum term is ten years. Options vest over four to five years from the date the options are granted for the employees plans and they are immediately vested under the directors' plans. A summary of the status of TrustCo's stock option plans as of December 31, 2012 and changes during the year then ended, are as follows:

	Outstanding Options		Exercisable Options
		Weighted		Weighted
		Average		Average
		Option		Option
	Shares	Price	Shares	Price
Balance, January 1, 2012	3,115,750	$10.32	2,350,650	$11.56
New options awarded-2012	273,500	5.17	-	0.00
Expired options - 2012	(485,250)	11.83	(485,250)	11.83
Cancelled options-2012	(12,000)	9.91	(12,000)	9.91
Exercised options - 2012	-	0.00	-	0.00
Options became exercisable	-	0.00	291,200	7.85
Balance, December 31, 2012	2,892,000	$9.58	2,144,600	$11.01

Information about total stock options outstanding
		Weighted
		Average	Weighted
Range of		Remaining	Average
Exercise	Options	Contractual	Exercise
Price	Outstanding	Life	Price
Between $5.14 and $10.00	1,754,000	6.8 years	$7.41
Greater than $10.00	1,138,000	2.0 years	12.93
Total	2,892,000	4.9 years	$9.58

Information about total stock options exercisable
The following table summarizes information about total stock options exercisable at December 31, 2012:

		Weighted
		Average	Weighted
Range of	Options	Remaining	Average
Exercise	Outstanding	Contractual	Exercise
Price	and Exercisable	Life	Price
Between $5.14 and $10.00	1,006,600	5.3 years	$8.83
Greater than $10.00	1,138,000	2.0 years	12.93
Total	2,144,600	3.5 years	$11.01

Assumptions used to determine the fair value of options granted
Valuation of Stock-Based Compensation: The fair value of the Company's employee and director stock options granted is estimated on the measurement date, which, for the Company, is the date of grant. The weighted-average fair value of stock options granted during 2012 and 2011 estimated using the Black-Scholes option pricing model, was $0.76 and $0.98, respectively. The Company estimated expected market price volatility and the expected term of the options based on historical data and other factors. There were no stock options granted in 2010. The assumptions used to determine the fair value of options granted during 2012 and 2011 are detailed in the table below:

	2012
	Employees'
	Plan
Expected dividend yield	5.08%
Risk-free interest rate	0.80
Expected volatility rate	30.18
Expected lives	5.0	years

	2011
	Employees'		Directors'
	Plan		Plan
Expected dividend yield	5.11%		5.11
Risk-free interest rate	1.90		1.59
Expected volatility rate	26.64		28.50
Expected lives	7.5	years	6.0

Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in projected/accumulated benefit obligation
Change in Projected Benefit Obligation:	December 31,
(dollars in thousands)	2012	2011
Projected benefit obligation at beginning of year	$29,283	$27,115
Service cost	55	45
Interest cost	1,426	1,515
Benefits paid	(2,036)	(1,605)
Net actuarial loss (gain)	3,262	2,213
Projected benefit obligation at end of year	$31,990	$29,283

Change in plan assets and reconciliation of funded status
Change in Plan Assets and
Reconciliation of Funded Status:	December 31,
(dollars in thousands)	2012	2011
Fair Value of plan assets at beginning of year	$30,278	$31,373
Actual gain on plan assets	3,342	510
Company contributions	3,000	-
Benefits paid	(2,036)	(1,605)
Fair value of plan assets at end of year	34,584	30,278

Funded status at end of year	$2,593	$995

Amounts recognized in accumulated other comprehensive income	Amounts recognized in accumulated other comprehensive income consist of the following as of:
	December 31,
	2012	2011
Net actuarial loss	$9,486	$7,987

Components of net periodic cost and other amounts recognized in other comprehensive income
Components of Net Periodic Pension (Credit) Expense and Other Amounts Recognized in Other Comprehensive Income:

(dollars in thousands)	For the years ended
	December 31,
	2012	2011	2010
Service cost	$55	45	57
Interest cost	1,426	1,515	1,498
Expected return on plan assets	(1,912)	(1,985)	(1,814)
Amortization of net loss	335	156	203
Net periodic pension (credit) expense	(96)	(269)	(56)

Amortization of net loss	(335)	(156)	(203)

Net actuarial (gain) / loss included in other comprehensive income	1,832	3,689	(992)

	1,497	3,533	(1,195)
Total recognized in net periodic benefit (credit) cost and other comprehensive income	$1,401	3,264	(1,251)

Estimated future benefit payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(dollars in thousands)
Year	Pension Benefits
2013	$1,678
2014	1,705
2015	1,723
2016	1,752
2017	1,759
2018 - 2022	9,213

Assumptions used to determine benefit obligation and net periodic expense
The assumptions used to determine benefit obligations at December 31 are as follows:

	2012	2011	2010
Discount rate	4.07%	5.17	5.62

The assumptions used to determine net periodic pension expense for the years ended December 31 are as follows:

	2012	2011	2010
Discount rate	5.17%	5.62	5.82
Expected long-term rate of return on assets	6.50	6.50	6.50

Post-Retirement Benefits Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in projected/accumulated benefit obligation
Change in Accumulated Benefit Obligation:	December 31,
(dollars in thousands)	2012	2011
Accumulated benefit obligation at beginning of year	$2,008	1,184
Service cost	33	26
Interest cost	97	98
Prior service cost	-	533
Benefits paid	(48)	(25)
Net actuarial gain	323	192
Accumulated benefit obligation at end of year	$2,413	2,008

Change in plan assets and reconciliation of funded status
Change in Plan Assets and
Reconciliation of Funded Status:	December 31,
(dollars in thousands)	2012	2011
Fair value of plan assets at beginning of year	$13,662	13,554
Actual gain on plan assets	1,364	108
Company contributions	48	25
Benefits paid	(48)	(25)
Fair value of plan assets at end of year	15,026	13,662

Funded status at end of year	$12,613	11,654

Amounts recognized in accumulated other comprehensive income
Amounts recognized in accumulated other comprehensive income consist of the following as of:	December 31,
	2012	2011
Net actuarial gain	$(2,125)	(1,564)
Prior service credit	(3,706)	(3,968)
Total	$(5,831)	(5,532)

Components of net periodic cost and other amounts recognized in other comprehensive income
Components of Net Periodic Benefit (Credit) and Other Amounts Recognized in Other Comprehensive Income:
	For the years ended
	December 31,
(dollars in thousands)	2012	2011	2010
Service cost	$33	26	31
Interest cost	97	98	62
Expected return on plan assets	(451)	(447)	(407)
Amortization of net actuarial gain	(29)	(71)	(15)
Amortization of prior service credit	(262)	(262)	(403)
Net periodic benefit credit	(612)	(656)	(732)

Net (gain) loss	(590)	531	(836)
Prior service cost	-	533	-
Amortization of prior service cost	262	262	403
Amortization of net gain	29	71	15
Total amount recognized in other comprehensive income	(299)	1,397	(418)

Total amount recognized in net periodic benefit cost and other comprehensive income	$(911)	741	(1,150)

Estimated future benefit payments	The following benefit payments are expected to be paid:
Year	Postretirement Benefits

2013	$61
2014	55
2015	58
2016	61
2017	64
2018 - 2022	435

Assumptions used to determine benefit obligation and net periodic expense
The discount rate assumption used to determine benefit obligations at December 31 is as follows:

	2012	2011	2010
Discount rate	4.07%	5.17	5.62

The assumptions used to determine net periodic pension benefit (credit) for the years ended December 31 are as follows:

	2012	2011	2010
Discount rate	5.17%	5.62	5.82
Expected long-term rate of return on assets, net of tax	3.30	3.30	3.30